Debt - May 2024 Convertible Notes (Details) - May 2024 Convertible Notes - USD ($)		1 Months Ended	6 Months Ended	7 Months Ended
	May 21, 2024	Jul. 30, 2024	Jun. 30, 2024	Jul. 30, 2024
Debt
Principal amount	$ 3,000,000
Interest rate	8.00%
Interest		$ 19,700		$ 46,000
Adagio Medical Inc
Debt
Principal amount	$ 3,000,000
Interest rate	8.00%
Outstanding notes			$ 3,000,000
Interest			$ 26,300,000
Conversion upon termination of the Transaction and prior to a Qualified Financing. | Adagio Medical Inc
Debt
Debt convertible amount	$ 24,000,000
Percent of liquidation preference	120.00%
Conversion under both Qualified Financing and Non-Qualified Financing | Adagio Medical Inc
Debt
Debt convertible amount	$ 24,000,000
Percent of liquidation preference	120.00%
Minimum equity financing amount to be converted	$ 10,000,000
Percentage of effective price of common stock sold to trigger conversion	75.00%